TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Statement of Additional Information

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Effective immediately, the second paragraph of the “Derivatives” risk in the “More on Risks of Investing in the Portfolios” section of the Prospectus is replaced in its entirety with the following:

The U.S. government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing and on-facility execution of certain derivatives, margin and reporting requirements. New Rule 18f-4 under the 1940 Act governs the use of derivative investments by funds. Among other things, Rule 18f-4 requires funds that invest in derivatives above a specified amount adopt and implement a derivatives risk management program that a derivatives risk manager administers and that the portfolio’s Board of Trustees oversees, and comply with an outer limit on portfolio leverage risk based on value at risk. Portfolios that use derivative instruments in a limited amount will not be subject to the full requirements of Rule 18f-4,but will have to adopt and implement policies and procedures reasonably designed to manage the portfolio’s derivatives risk. Portfolios will be subject to reporting and recordkeeping requirements regarding their derivatives use. Rule 18f-4 could have an adverse impact on a portfolio’s performance and ability to implement its investment strategies as it has historically and may increase costs related to a portfolio’s use of derivatives. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. The new rule may not be effective to limit the risk of loss from derivatives.

A portfolio may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. If a portfolio were unable to close out its position in a derivatives contract, it might continue to maintain such assets or accounts or make such payments until the position expired or matured. These actions might impair a portfolio’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or cause a portfolio to sell a portfolio security at a disadvantageous time. Also, a portfolio would be exposed to loss both on the derivative instruments and on the assets used to cover its obligations.

Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance, or disrupt markets. For derivatives that are required to be cleared by a regulated clearinghouse, a portfolio may be exposed to risks arising from its relationship with a brokerage firm through which it would submit derivatives trades for clearing. A portfolio would also be exposed to counterparty risk with respect to the clearinghouse. In certain cases, a portfolio may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses.

Also effective immediately, the following paragraph of the “Derivatives” risk in the “More on Risks of Investing in the Portfolios” section of the Prospectus is deleted in its entirety:

When a portfolio enters into derivative transactions, it may, under the current asset segregation and coverage regulatory framework, be required to segregate assets, or enter into offsetting positions, in accordance with applicable regulations. Such segregation will not limit the portfolio’s exposure to loss, however, and the portfolio will have investment risk with respect to both the derivative itself and the assets that have been segregated to cover the portfolio’s derivative exposure. If the segregated assets represent a large portion of the portfolio, this may impede portfolio management or the portfolio’s ability to meet redemption requests or other current obligations.

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Effective immediately, the “Regulatory” risk in the “More on Risks of Investing in the Portfolios” section of the Prospectus is deleted and replaced with the following:

Regulatory: In recent years, the U.S. government adopted and implemented regulations governing derivatives markets, including mandatory clearing of certain derivatives as well as margin, reporting and registration requirements. Additional U.S. or other regulations may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives. The Dodd-Frank Wall Street Reform Act (the “Reform Act”) substantially increased regulation of the over-the-counter (“OTC”) derivatives market and participants in that market, including imposing clearing and reporting requirements on transactions involving instruments that fall within the Reform Act’s definition of “swap” and “security-based swap,” which terms generally include OTC derivatives, and imposing registration and potential substantive requirements on certain swap and security-based swap market participants. In addition, under the Reform Act, a portfolio may be subject to additional recordkeeping and reporting requirements. New Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by registered investment companies, such as a portfolio, and set limits on a portfolio’s investments in derivatives. New Rule 12d1-4 under the 1940 Act provides an enhanced regulatory framework applicable to fund of fund arrangements. The SEC has adopted Rule 2a-5 under the 1940 Act, which establishes an updated regulatory framework for registered investment company valuation practices. The ultimate impact of the new rules remains unclear. Legislation or regulation may also change the way in which a portfolio itself is regulated. The impact of any new governmental regulation that may be implemented on the ability of a portfolio to use swaps or any other financial derivative product is not known at this time, and there can be no assurance that any new governmental regulation will not adversely affect the portfolio’s ability to achieve its investment objective.

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Effective immediately, the third paragraph in the sub-section entitled “Derivatives” under the heading “Additional Information Regarding Investment Practices” in the “Investment Objectives, Policies, Practices and Associated Risk Factors” section of the Statement of Additional Information is replaced in its entirety with the following:

The U.S. government and certain foreign governments have adopted regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. New Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by registered investment companies, such as the portfolios, and imposes new requirements and restrictions on funds using derivatives. Rule 18f-4 requires funds that invest in derivatives above a specified amount adopt and implement a derivatives risk management program (“DRMP”) administered by a derivatives risk manager that is appointed by and overseen by the portfolio’s Board of Trustees, and comply with an outer limit on portfolio leverage risk based on value at risk. Portfolios that use derivative instruments in a limited amount are considered “limited derivatives users,” as defined by Rule 18f-4, will not be subject to the full requirements of Rule 18f-4, but will have to adopt and implement policies and procedures reasonably designed to manage the portfolio’s derivatives risk. Portfolios will be subject to reporting and recordkeeping requirements regarding their derivatives use. In addition, Rule 18f-4 provides special treatment for reverse repurchase agreements and similar financing transactions and unfunded commitment agreements. With the portfolios’ transition to reliance on Rule 18f-4, as applicable, the portfolios’ approach to asset segregation or “earmarking” and coverage requirements described elsewhere in this SAI with respect to derivatives and similar instruments may, under certain circumstances, be applicable. A portfolio may still segregate cash or other liquid or other assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. The requirements of Rule 18f-4 may limit a portfolio’s ability to engage in derivatives transactions as part of its investment strategies. These requirements may also increase the cost of a portfolio’s investments and cost of doing business, which could adversely affect the value of a portfolio’s investments and/or the performance of a portfolio. The rule also may not be effective to limit a portfolio’s risk of loss. In particular, measurements of VaR rely on historical data and may not accurately measure the degree of risk reflected in a portfolio’s derivatives or other investments. There may be additional regulation of the use of derivatives by registered investment companies, such as the portfolios, which could significantly affect their use. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make them more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets.

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Investors Should Retain this Supplement for Future Reference

August 25, 2022